Cover Page	Oct. 08, 2026
Cover [Abstract]
Entity Central Index Key	0000049600
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	EGP
Written Communications	false
Entity Incorporation, State or Country Code	MD
Document Type	8-K/A
Document Period End Date	Oct. 08, 2026
Entity Registrant Name	EASTGROUP PROPERTIES, INC
Entity Address, Address Line One	400 W. Parkway Place, Suite 100
Entity Address, City or Town	Ridgeland
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39157
City Area Code	601
Local Phone Number	354-3555
Entity File Number	1-07094
Entity Tax Identification Number	13-2711135
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Emerging Growth Company	false
Security Exchange Name	NYSE
Amendment Flag	false